LEASES	6 Months Ended
Jun. 30, 2026
Presentation of leases for lessee [abstract]
LEASES	LEASES
Below are the carrying amounts of the Company’s right-of-use assets and lease liabilities and the movements during the periods presented:

	Right-of-Use Assets	Lease Liabilities
As of January 1, 2026	4,207	4,787
Amortization of right-of-use assets (Note 20)	(639)	—
Interest expense	—	156
Payments	—	(788)
Translation differences	(17)	(29)
As of June 30, 2026	3,551	4,126

As of January 1, 2025	4,632	5,032
Additions including adjustments arising as a result of an extension of lease term	509	509
Amortization of right-of-use assets (Note 20)	(570)	—
Interest expense	—	152
Payments	—	(615)
Translation differences	192	215
As of June 30, 2025	4,763	5,293
The entire balance of the right-of-use assets as of June 30, 2026 and 2025 is related to the lease of office premises.

As of June 30, 2026, the Company’s lease liabilities amounted to $4,126, comprising of $1,164 due within one year and $2,962 due after more than one year (December 31, 2025: $4,787, comprising of $1,205 due within one year and $3,582 due after more than one year).